S000026835 [Member] Expense Example - TWEEDY, BROWNE INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED - TWEEDY BROWNE INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 145
Expense Example, with Redemption, 3 Years	451
Expense Example, with Redemption, 5 Years	781
Expense Example, with Redemption, 10 Years	$ 1,712